Financial Instruments and Fair Value Disclosures (Schedule of Company's Charter Revenues) (Details) - Customer Concentration Risk - Revenue Benchmark	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Minimum
Concentration Risk [Line Items]
Percentage of charter revenues	10.00%	10.00%
Cargill International SA
Concentration Risk [Line Items]
Percentage of charter revenues	0.12%
Nippon Yusen Kaisha
Concentration Risk [Line Items]
Percentage of charter revenues	0.18%